Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of PMG (Parenthetical) (Detail) - PMG $ in Thousands	Dec. 04, 2015 USD ($)
Business Acquisition [Line Items]
Intangible asset	$ 10,259	[1]
Customer Lists
Business Acquisition [Line Items]
Intangible asset	$ 10,300

[1]	The Company has estimated a separate intangible asset (in respect of customer lists acquired) of $10.3 million. This assessment is under review and will be finalized within 12 months of the date of acquisition.